SHARE-BASED PAYMENTS - Number of Options and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | Option	6,821,491	5,428,803
Number of options, exercised | Option		(565,998)
Number of options, expired and forfeited | Option	(1,573,138)	(575,095)
Number of options, granted | Option	11,000	2,533,781
Number of options, outstanding at end of year | Option	5,259,353	6,821,491
Number of options, exercisable at end of year | Option	3,950,491	3,615,662
Weighted average of exercise price, outstanding at beginning of year | $ / shares	$ 6.50	$ 9.08
Weighted average of exercise price, exercised | $ / shares	7.08	7.08
Weighted average of exercise price, expired and forfeited | $ / shares	6.82	8.02
Weighted average of exercise price, granted | $ / shares	2.02	7.05
Weighted average of exercise price, outstanding at end of year | $ / shares	6.39	6.50
Weighted average of exercise price, exercisable at end of year | $ / shares	$ 6.23	$ 6.14